Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from operations	₩ 4,745,293	₩ 4,058,065	₩ 4,212,222
Interest paid	(254,852)	(255,908)	(304,428)
Interest received	259,836	276,349	242,951
Dividends received	19,623	18,922	14,074
Income tax paid	(30,073)	(352,255)	(154,355)
Net cash inflow from operating activities	4,739,827	3,745,173	4,010,464
Cash flows from investing activities
Collection of loans	63,435	63,517	64,023
Loans granted	(48,731)	(65,138)	(60,229)
Disposal of financial assets at fair value through profit or loss	528,655	720,148	397,224
Disposal of financial assets at amortized cost	528,746	422,637	255,290
Disposal of financial assets at fair value through other comprehensive income	351,065		2,474
Disposal of assets held-for-sale	83,241	28,834	9,842
Disposal of investments in associates and joint ventures	24	16,930	7,832
Acquisition of investments in associates and joint ventures	(273,411)	(29,980)	(34,420)
Disposal of property and equipment, and investment properties	49,832	42,554	90,992
Acquisition of property and equipment, and investment properties	(3,207,566)	(3,263,338)	(2,260,879)
Acquisition of financial assets at fair value through profit or loss	(521,142)	(793,977)	(158,787)
Acquisition of financial assets at amortized cost	(759,180)	(501,838)	(248,789)
Acquisition of financial assets at fair value through other comprehensive income	(14,092)	(14,277)	(16,239)
Disposal of intangible assets	13,362	12,097	20,037
Disposal of right-of-use assets	2,023	9,393
Discontinued operations	205	1,977
Acquisition of right-of-use assets	(5,824)	(6,236)
Acquisition of intangible assets	(511,094)	(530,775)	(746,213)
Decrease in cash due to business combination, etc.	(41,018)		(26,288)
Net cash outflow from investing activities	(3,761,470)	(3,887,472)	(2,704,130)
Cash flows from financing activities
Proceeds from borrowings and debentures	1,795,221	1,951,568	1,473,016
Repayments of borrowings and debentures	(1,627,354)	(1,377,394)	(1,612,731)
Settlement of derivative assets and liabilities, net	36,594	23,901	(3,461)
Cash outflow from consolidated capital transactions	(1,192)	(122,918)	(5,506)
Cash inflow from other financing activities	35,854	65,698	13,939
Dividends paid to shareholders	(310,567)	(305,159)	(298,632)
Acquisition of treasury stock	(114,683)		(24,415)
Decrease in finance leases liabilities	(447,784)	(485,444)	(73,885)
Decrease in other liabilities	(13,674)
Net cash outflow from financing activities	(647,585)	(249,748)	(531,675)
Effect of exchange rate change on cash and cash equivalents	(2,042)	(5,481)	581
Net increase (decrease) in cash and cash equivalents	328,730	(397,528)	775,240
Cash and cash equivalents at beginning of year	2,305,894	2,703,422	1,928,182
Cash and cash equivalents at end of year	₩ 2,634,624	₩ 2,305,894	₩ 2,703,422